Summary of Significant Accounting Policies - Schedule of Immaterial Prior Period Error Corrections (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred contract acquisition costs	$ 15,562	$ 14,383	$ 10,365		$ 6,263
Accumulated deficit	(411,569)	(352,534)	(247,829)
Sales and marketing	88,441	88,438	70,710
Operating profit (loss)	(76,849)	(109,348)	(55,943)
Profit (loss) before income taxes	(53,237)	(98,663)	(177,872)
Net profit (loss)	$ (59,035)	$ (104,705)	$ (179,430)
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)		$ 0.62
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)		0.62
Common Class A
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.33)	(0.62)	$ (2.35)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	(0.33)	(0.62)	(2.35)
Common Class B
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	(0.33)	(0.62)	(2.35)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.33)	$ (0.62)	$ (2.35)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred contract acquisition costs		$ 16,364	$ 11,630
Accumulated deficit		(350,553)	(246,564)
Sales and marketing		87,722	70,165
Operating profit (loss)		(108,632)	(55,398)
Profit (loss) before income taxes		(97,947)	(177,327)
Net profit (loss)		$ (103,989)	$ (178,885)
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)		$ 0.62
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)		$ 0.62
As Previously Reported | Common Class A
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)			$ (2.34)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)			(2.34)
As Previously Reported | Common Class B
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)			(2.34)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)			$ (2.34)
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred contract acquisition costs		$ (1,981)	$ (1,265)	$ (700)
Accumulated deficit		(1,981)	(1,265)	$ (700)
Sales and marketing		716	545
Operating profit (loss)		(716)	(545)
Profit (loss) before income taxes		(716)	(545)
Net profit (loss)		$ (716)	$ (545)
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)		$ 0
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)		$ 0
Adjustment | Common Class A
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)			$ (0.01)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)			(0.01)
Adjustment | Common Class B
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)			(0.01)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)			$ (0.01)